Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company

Note 11 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income (loss) of the subsidiary is presented as “share of income (loss) of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2017 and 2016.

PARENT COMPANY BALANCE SHEETS

	December 31,	December 31,
	2017	2016

ASSETS
CURRENT ASSETS
Prepaid expenses	$751,667	$-
Prepaid IPO costs	2,000,000	-
Total current assets	2,751,667	-

OTHER ASSETS
Investment in subsidiary	8,298,679	7,859,744
Prepaid expenses	789,999	-
Total other assets	9,088,678	7,859,744

Total assets	$11,840,345	$7,859,744

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 13,000,000 and 26,000 shares issued and outstanding as of December 31, 2017 and 2016, respectively*	130,000	260
Shares subscription receivables	(45,457)	(45,457)
Additional paid-in capital	12,312,828	8,046,392
Statutory reserves	6,189	6,189
Retained earnings (accumulated deficit)	(893,921)	48,447
Accumulated other comprehensive income (loss)	330,706	(196,087)
Total shareholders’ equity	11,840,345	7,859,744

Total liabilities and shareholders’ equity	$11,840,345	$7,859,744

*	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Year Ended	For the Year Ended	For the period from November 17, 2015 (inception) to
	December 31, 2017	December 31, 2016	December 31, 2015

GENERAL AND ADMINISTRATIVE EXPENSES	$(488,334)	$-	$-

EQUITY OF INCOME (LOSS) OF SUBSIDIARY	(454,034)	160,905	(106,269)
NET INCOME (LOSS)	(942,368)	160,905	(106,269)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	526,793	(184,509)	(11,578)
COMPREHENSIVE LOSS	$(415,575)	$(23,604)	$(117,847)

 PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Year Ended	For the Year Ended	For the period from November 17, 2015 (inception) to
	December 31, 2017	December 31, 2016	December 31, 2015

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(942,368)	$160,905	$(106,269)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Equity (income) loss of subsidiary	454,034	(160,905)	106,269
Amortization of stock compensation expenses for services	488,334	-	-
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-

NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to service providers for IPO services	$2,000,000	$-	$-
Issuance of ordinary shares to service providers for consulting services	$2,030,000	$-	$-